Common stock (Fair value option pricing model) (Details) (USD $)	0 Months Ended																6 Months Ended	12 Months Ended
	Jun. 29, 2012	May 31, 2012	Mar. 27, 2012	Feb. 09, 2012	Dec. 20, 2011	Oct. 26, 2011	Oct. 03, 2011	Jul. 28, 2011	Jun. 14, 2011	May 05, 2011	Mar. 31, 2011	Dec. 23, 2010	Sep. 07, 2010	Jul. 16, 2010	Mar. 31, 2010	Feb. 26, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average grant-date fair value (in dollars per share)	$ 26.79	$ 24.15	$ 16.00	$ 12.42	$ 11.10	$ 11.10	$ 11.10	$ 11.10	$ 11.10	$ 5.04	$ 4.68	$ 2.16	$ 2.22	$ 2.04	$ 1.62	$ 1.62	$ 9.87	$ 3.30	$ 0.96	$ 0.36